Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	9
30/360 Days	30
Actual/360 Days	32

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:		August 17, 2013
Closing Date:		September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$346,839,382.47	0.8459497	$310,828,083.53	0.7581173	$36,011,298.94
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$971,169,382.47	0.7561681	$935,158,083.53	0.7281291	$36,011,298.94

Weighted Avg. Coupon (WAC)	3.50%		3.49%
Weighted Avg. Remaining Maturity (WARM)	50.81		49.85
Pool Receivables Balance	$1,025,701,020.11		$988,298,465.36
Remaining Number of Receivables	62,090		61,039

Adjusted Pool Balance	$990,579,827.27		$954,568,528.33

III. COLLECTIONS

Principal:
Principal Collections					$36,464,125.31
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$650,682.38
Total Principal Collections					$37,114,807.69

Interest:
Interest Collections					$3,015,469.33
Late Fees & Other Charges					$52,073.01
Interest on Repurchase Principal					$-
Total Interest Collections					$3,067,542.34

Collection Account Interest					$671.46
Reserve Account Interest					$63.14
Servicer Advances					$-

Total Collections					$40,183,084.63

1 of 3

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	9
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$40,183,084.63
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$40,183,084.63
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$854,750.85	$-	$854,750.85	$854,750.85
Collection Account Interest					$671.46
Late Fees & Other Charges					$52,073.01
Total due to Servicer					$907,495.32

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$164,748.71		$164,748.71
Class A-3 Notes		$352,658.33		$352,658.33
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$670,637.46		$670,637.46	$670,637.46

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$38,418,674.77

9. Regular Principal Distribution Amount:					$36,011,298.94

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$36,011,298.94
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$36,011,298.94		$36,011,298.94
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$36,011,298.94		$36,011,298.94

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,407,375.83

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$35,121,192.84
Beginning Period Amount	$35,121,192.84
Current Period Amortization	$1,391,255.81
Ending Period Required Amount	$33,729,937.03
Ending Period Amount	$33,729,937.03
Next Distribution Date Required Amount	$32,366,647.67

2 of 3

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	9
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.96%	2.03%	2.03%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.00%	60,430	98.78%	$976,208,569.54
30 - 60 Days	0.84%	513	1.03%	$10,214,952.47
61 - 90 Days	0.12%	74	0.15%	$1,451,834.36
91 + Days	0.04%	22	0.04%	$423,108.99
		61,039		$988,298,465.36
Total
Delinquent Receivables 61 + days past due	0.16%	96	0.19%	$1,874,943.35
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.16%	100	0.20%	$2,021,418.80
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.14%	89	0.17%	$1,812,239.61
Three-Month Average Delinquency Ratio	0.15%		0.19%

Repossession in Current Period		25		$604,560.51
Repossession Inventory		53		$530,481.38

Charge-Offs
Gross Principal of Charge-Off for Current Period				$938,429.44
Recoveries				$(650,682.38)
Net Charge-offs for Current Period				$287,747.06

Beginning Pool Balance for Current Period				$1,025,701,020.11

Net Loss Ratio				0.34%
Net Loss Ratio for 1st Preceding Collection Period				0.70%
Net Loss Ratio for 2nd Preceding Collection Period				0.31%
Three-Month Average Net Loss Ratio for Current Period				0.45%

Cumulative Net Losses for All Periods				$4,226,448.46
Cumulative Net Losses as a % of Initial Pool Balance			0.31%

Principal Balance of Extensions				$4,165,390.75
Number of Extensions				199

3 of 3